INVESTMENTS - Carrying Value and Fair Value of HTM Debt Securities by Contractual Maturity Dates (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Held-to-maturity Securities, Debt Maturities, Amortized Cost
Carrying value	$ 216,963	$ 104,943
Held-to-maturity Securities, Debt Maturities, Fair Value
Fair value	$ 216,038	107,790
Held-to-maturity Securities, Debt Maturities, Weighted Average Yield
Total	1.65%
Allowance for credit losses on HTM debt securities	$ 87	86	$ 0
Mortgage-backed securities
Held-to-maturity Securities, Debt Maturities, Amortized Cost
Due within 1 year, amortized cost	152	81
After 1 but within 5 years, amortized cost	684	463
After 5 but within 10 years, amortized cost	1,655	1,699
After 10 years, amortized cost	63,200	48,710
Carrying value	65,691	50,953
Held-to-maturity Securities, Debt Maturities, Fair Value
Due within 1 year, fair value	151	81
After 1 but within 5 years, fair value	725	477
After 5 but within 10 years, fair value	1,739	1,873
After 10 years, fair value	63,232	50,671
Fair value	$ 65,847	53,102
Held-to-maturity Securities, Debt Maturities, Weighted Average Yield
Due within 1 year, weighted average yield	1.70%
After 1 but within 5 years, weighted average yield	3.01%
After 5 but within 10 years, weighted average yield	2.74%
After 10 years, weighted average yield	2.55%
Total	2.56%
Allowance for credit losses on HTM debt securities	$ 6	3	0
US Treasury securities
Held-to-maturity Securities, Debt Maturities, Amortized Cost
After 1 but within 5 years, amortized cost	65,498	18,955
After 5 but within 10 years, amortized cost	46,321	2,338
After 10 years, amortized cost	0	0
Carrying value	111,819	21,293
Held-to-maturity Securities, Debt Maturities, Fair Value
After 1 but within 5 years, fair value	64,516	19,127
After 5 but within 10 years, fair value	45,701	2,115
After 10 years, fair value	0	0
Fair value	$ 110,217	21,242
Held-to-maturity Securities, Debt Maturities, Weighted Average Yield
After 1 but within 5 years, weighted average yield	0.69%
After 5 but within 10 years, weighted average yield	1.15%
After 10 years, weighted average yield	0.00%
Total	0.88%
State and municipal
Held-to-maturity Securities, Debt Maturities, Amortized Cost
Due within 1 year, amortized cost	$ 51	6
After 1 but within 5 years, amortized cost	166	139
After 5 but within 10 years, amortized cost	908	818
After 10 years, amortized cost	7,798	8,222
Carrying value	8,923	9,185
Held-to-maturity Securities, Debt Maturities, Fair Value
Due within 1 year, fair value	50	6
After 1 but within 5 years, fair value	170	142
After 5 but within 10 years, fair value	951	869
After 10 years, fair value	8,329	8,912
Fair value	$ 9,500	9,929
Held-to-maturity Securities, Debt Maturities, Weighted Average Yield
Due within 1 year, weighted average yield	3.82%
After 1 but within 5 years, weighted average yield	2.82%
After 5 but within 10 years, weighted average yield	3.23%
After 10 years, weighted average yield	2.65%
Total	2.72%
Allowance for credit losses on HTM debt securities	$ 75	74	0
Foreign government
Held-to-maturity Securities, Debt Maturities, Amortized Cost
Due within 1 year, amortized cost	292	361
After 1 but within 5 years, amortized cost	1,359	1,570
After 5 but within 10 years, amortized cost	0	0
After 10 years, amortized cost	0	0
Carrying value	1,651	1,931
Held-to-maturity Securities, Debt Maturities, Fair Value
Due within 1 year, fair value	291	360
After 1 but within 5 years, fair value	1,328	1,662
After 5 but within 10 years, fair value	0	0
After 10 years, fair value	0	0
Fair value	$ 1,619	2,022
Held-to-maturity Securities, Debt Maturities, Weighted Average Yield
Due within 1 year, weighted average yield	7.86%
After 1 but within 5 years, weighted average yield	6.30%
After 5 but within 10 years, weighted average yield	0.00%
After 10 years, weighted average yield	0.00%
Total	6.58%
Allowance for credit losses on HTM debt securities	$ 4	6	$ 0
All other
Held-to-maturity Securities, Debt Maturities, Amortized Cost
Due within 1 year, amortized cost	0	0
After 1 but within 5 years, amortized cost	0	0
After 5 but within 10 years, amortized cost	11,520	11,795
After 10 years, amortized cost	17,359	9,786
Carrying value	28,879	21,581
Held-to-maturity Securities, Debt Maturities, Fair Value
Due within 1 year, fair value	0	0
After 1 but within 5 years, fair value	0	0
After 5 but within 10 years, fair value	11,515	15,020
After 10 years, fair value	17,340	6,475
Fair value	$ 28,855	$ 21,495
Held-to-maturity Securities, Debt Maturities, Weighted Average Yield
Due within 1 year, weighted average yield	0.00%
After 1 but within 5 years, weighted average yield	0.00%
After 5 but within 10 years, weighted average yield	2.78%
After 10 years, weighted average yield	1.34%
Total	1.92%